STOCK BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expense

Total stock-based compensation expense related to all of the Company’s stock-based awards granted is reported in the condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$1,838	$569	$2,755	$1,283
General and administrative expense	1,355	217	2,194	454
Sales and marketing expense	577	213	921	421
Cost of sales	229	75	346	175
Total stock-based compensation expenses	$3,999	$1,074	$6,216	$2,333

Total stock-based compensation expense related to all of the Company’s stock-based awards granted is reported in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$3,276	$2,713
General and administrative expense	3,464	941
Sales and marketing expense	894	1,373
Cost of sales	372	188
Total stock-based compensation expenses	$8,006	$5,215

Schedule of option activity

There were 21,810,237 shares available for award under the 2020 Plan at June 30, 2021. The option activity of the Plans for the six months ended June 30, 2021, is as follows (shares in thousands):

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Number of	Exercise Price	Contractual Term	Intrinsic Value
	Shares	per Share	(in years)	(in thousands)
Outstanding at January 1, 2021	19,553	$1.53	7.75	$306,408
Granted	—	$—
Exercised	(2,846)	$1.29
Forfeited/expired	(313)	$1.43
Outstanding at June 30, 2021	16,394	$1.57	7.40	$162,737
Options vested at June 30, 2021	9,451	$1.62	6.27	$93,385
Options vested or expected to vest at June 30, 2021	15,807	$1.58	7.34	$156,825

There were 14,379,052 shares available for award under the 2020 Plan at December 31, 2020. The option activity of the 2015 Plan and Make Plan for the year ended December 31, 2020, is as follows (shares in thousands):

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Number of	Exercise Price	Contractual Term	Intrinsic Value
	Shares	per Share	(in years)	(in thousands)
Outstanding at January 1, 2020	18,072	$2.01	7.84	$24,045
Granted	8,463	$1.51
Exercised	(522)	$0.62
Forfeited/expired	(6,460)	$2.92
Outstanding at December 31, 2020	19,553	$1.53	7.75	$306,408
Options vested at December 31, 2020	10,905	$1.53	6.52	$170,868
Options vested or expected to vest at December 31, 2020	18,818	$1.53	7.69	$294,824

Schedule of RSU activity

RSU activity under the 2020 Plan for the six months ended June 30, 2021 is as follows (shares in thousands):

	Shares Subject	Weighted-Average
	to Vesting	Grant Date Fair Value
Balance of unvested shares as of January 1, 2021	683	$ 8.02
Granted	4,461	$ 15.38
Vested	(44)	$ 8.13
Cancelled/Forfeited	(5)	$ 7.98
Balance of unvested shares as of June 30, 2021	5,095	$ 14.52

RSU activity under the 2020 Plan for the year ended December 31, 2020 is as follows (shares in thousands):

	Shares subject	Weighted Average
	to Vesting	Grant Date Fair Value
Balance of unvested shares as of January 1, 2020	—	—
Granted	683	$8.02
Vested	—	—
Balance of unvested shares as of December 31, 2020	683	$8.02

Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions using Black-Scholes option-pricing model

Six Months Ended
June 30, 2020
Risk‑free interest rate	0.8%
Expected volatility	54.3%
Expected life (in years)	10.0
Expected dividend yield	—
Fair value of Common Stock	$3.34

	Years Ended December 31,
	2020	2019
Risk‑free interest rate	0.6% – 0.8%	1.4% – 3.1%
Expected volatility	54.3% – 54.8%	52.4% – 61.5%
Expected life (in years)	9.4 – 10.0	6.2 – 10.0
Expected dividend yield	—	—
Fair value of Common Stock	$1.40 – 7.98	$3.34

Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions using Black-Scholes option-pricing model

	Three Months Ended	Six Months Ended
	June 30, 2020	June 30, 2020
Risk‑free interest rate	0.4% – 0.9%	0.4% – 0.9%
Expected volatility	52.7% – 54.2%	52.7% – 54.2%
Expected life (in years)	5.9 – 6.3	5.9 – 6.3
Expected dividend yield	—	—
Fair value of Common Stock	$3.34	$3.34

	Years Ended December 31,
	2020	2019
Risk‑free interest rate	0.3% – 1.7%	1.7% – 2.6%
Expected volatility	52.7% – 54.2%	52.7% – 53.6%
Expected life (in years)	5.9 – 6.3	5.6 – 6.1
Expected dividend yield	—	—
Fair value of Common Stock	$1.40 – 7.98	$3.34